Schedule of Investments (unaudited)	iShares® U.S. Regional Banks ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 11.8%
U.S. Bancorp.	2,877,610	$161,635,354

Regional Banks — 86.9%
Bank OZK	266,180	12,385,355
BOK Financial Corp.	66,460	7,010,865
Citizens Financial Group Inc.	938,464	44,342,424
Comerica Inc.	288,781	25,123,947
Commerce Bancshares Inc.	244,418	16,801,293
Cullen/Frost Bankers Inc.	124,864	15,741,604
East West Bancorp. Inc.	312,470	24,585,140
Fifth Third Bancorp.	1,420,338	61,855,720
First Citizens BancShares Inc./NC, Class A(a)	15,715	13,040,936
First Financial Bankshares Inc.	282,344	14,354,369
First Horizon Corp.	1,190,696	19,444,066
First Republic Bank/CA	292,971	60,501,441
FNB Corp.	702,258	8,518,390
Glacier Bancorp. Inc.	238,851	13,542,852
Home BancShares Inc./AR	331,914	8,082,106
Huntington Bancshares Inc./OH	3,185,010	49,112,854
KeyCorp.	2,050,127	47,419,438
M&T Bank Corp.	283,356	43,517,815
People’s United Financial Inc.	942,471	16,794,833
Pinnacle Financial Partners Inc.	167,647	16,010,289
PNC Financial Services Group Inc. (The)	901,322	180,733,087
Popular Inc.	175,840	14,425,914
Prosperity Bancshares Inc.	202,941	14,672,634
Regions Financial Corp.	2,099,065	45,759,617
Signature Bank/New York NY	133,507	43,185,509
SVB Financial Group(b)	125,155	84,885,127
Synovus Financial Corp.	320,405	15,337,787
Truist Financial Corp.	2,846,784	166,679,203
UMB Financial Corp.	94,770	10,056,045
Umpqua Holdings Corp.	476,987	9,177,230
United Bankshares Inc./WV	300,183	10,890,639
Valley National Bancorp.	896,086	12,321,183
Security	Shares	Value

Regional Banks (continued)
Webster Financial Corp.	199,471	$11,138,461
Western Alliance Bancorp	229,442	24,699,431
Wintrust Financial Corp.	125,526	11,400,271
Zions Bancorp. NA	344,521	21,759,946
		1,195,307,821
Thrifts & Mortgage Finance — 1.0%
New York Community Bancorp. Inc.	1,023,945	12,502,368
TFS Financial Corp.	104,919	1,874,903
		14,377,271
Total Common Stocks — 99.7%
(Cost: $1,289,620,996)		1,371,320,446

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	5,287,639	5,289,225
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,407,000	2,407,000
		7,696,225

Total Short -Term Investments — 0.6%
(Cost: $7,696,225)		7,696,225

Total Investments in Securities — 100.3%
(Cost: $1,297,317,221)		1,379,016,671

Other Assets, Less Liabilities — (0.3)%		(4,316,392)

Net Assets — 100.0%		$1,374,700,279

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,598	$5,284,914	(a)	$—	$(2,287)	$—	$5,289,225	5,287,639	$8,070	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,127,000	1,280,000	(a)	—	—	—	2,407,000	2,407,000	77		—
					$(2,287)	$—	$7,696,225		$8,147		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Regional Banks ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	27	03/18/22	$3,243	$37,351

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,371,320,446	$—	$—	$1,371,320,446
Money Market Funds	7,696,225	—	—	7,696,225
	$1,379,016,671	$—	$—	$1,379,016,671
Derivative financial instruments(a)
Assets
Futures Contracts	$37,351	$—	$—	$37,351

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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